FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash equivalents				$ 0	$ 0
Marketable Securities, Current				0
Series D1 Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value notes received		$ 4,300,000
Series D2 Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value notes received			$ 2,000,000.0
Series D Preferred Stock Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value notes received				$ 4,300,000
Exchanged, shares	124,023			384,837